INCOME TAXES (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
(Loss) income on ordinary activities before tax	$ (605)	$ 34
Statutory U.S. income tax rate	21.00%	21.00%
Income tax benefit (expense) at statutory income tax rate	$ 127	$ (7)
Share-based compensation expense recognized for financial statement purposes	(142)
Other losses recognized		7
Utilization of losses not previously benefitted	12
Income tax (expense)	$ (3)